12. Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Balances as beginning	R$ 17,222	R$ 18,424
Equity results	544	(1,280)
Capital increase		3,439
Loss on capital increase		(1,368)
Write-off of Netpoints goodwill	(15,184)
Dividends	(1,249)	(1,993)
Balances as ending	1,333	17,222
SCP Trip [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Balances as beginning	2,038	2,781
Equity results	544	1,250
Capital increase		0
Loss on capital increase		0
Write-off of Netpoints goodwill	0
Dividends	(1,249)	(1,993)
Balances as ending	1,333	2,038
Netpoints Fidelidade S.A [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Balances as beginning	15,184	15,643
Equity results	0	(2,530)
Capital increase		3,439
Loss on capital increase		(1,368)
Write-off of Netpoints goodwill	(15,184)
Dividends	0	0
Balances as ending	R$ 0	R$ 15,184